Provisions - Summary of Economic Assumptions- Retroactive Unemployment Plan (Detail) - Retroactive unemployment plan [member]	Dec. 31, 2022	Dec. 31, 2021
Provisions [line items]
Discount rate	8.75%	5.75%
Expected rate of salary increases	14.30%	7.70%
Inflation rate	11.80%	5.20%